Expense Example - Class A B C R IS SS and R6 Shares - Federated Hermes MDT Large Cap Value Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	667	913	1,178	1,935	753	1,027	1,278	2,123	302	624	1,073	2,317	168	520	897	1,955	98	306	531	1,178	122	381	660	1,455	90	281	488	1,084